SUBMISSION
TYPE
DOCUMENT-COUNT 1
SROS	NONE
FILER
CIK	OOOO733O2O
CCC	ekuo6xa*
FILER
PERIOD		12/31/2010
DOCUMENT
TYPE	13F-HR
DESCRIPTION	FORM 13F Holdings Report
TEXT		UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		Washington, D.C. 20549

		Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	December 31, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.)	[ ] is a restatement
					[ ] adds a new holding entries.

Institutional Investment Manager Filing this Report:

Name:		A.R. Schmeidler & Co., Inc.
Address:	500 Fifth Avenue
		14th Floor
		New York, NY 10110

13-F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of the Reporting Manager:

Name:		Peter G. Kandel, Jr.
Title:		Vice President
Phone:		212-687-9800

Signature, Place, and Date of Signing:

Peter G. Kandel, Jr.	New York, New York	February 8, 2010
Report Type (Check only one.):
[x]	13F HOLDING REPORT
[ ]	13F NOTICE
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUESTED BY THE SECURITIES EXCHANGE
ACT OF 1934.
PAGE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Goldman Sachs Grp Inc                           38144x500     1098    45450 SH       Sole                                      45450
Public Svc Co OK Sr Nt Ser B                    744533605      481    19200 SH       Sole                                      19200
A T & T Corp                   COM              00206R102    23183   789058 SH       Sole                                     789058
Agrium Inc                     COM              008916108    17617   192010 SH       Sole                                     192010
Allied Nevada Gold Corp        COM              019344100    30219  1148588 SH       Sole                                    1148588
Amerigas Partners Inc          COM              030975106    13849   283736 SH       Sole                                     283736
Anadarko Petroleum Corp        COM              032511107    42034   551913 SH       Sole                                     551913
Apache Corp                    COM              037411105    32258   270549 SH       Sole                                     270549
Barrick Gold Corp              COM              067901108    41233   775352 SH       Sole                                     775352
Bristol Myers Squibb Co        COM              110122108    25247   953443 SH       Sole                                     953443
Canadian National Railroad     COM              136375102      966    14530 SH       Sole                                      14530
Caterpillar Inc                COM              149123101     1436    15327 SH       Sole                                      15327
Chevron Texaco Corp            COM              166764100     1281    14038 SH       Sole                                      14038
Cliffs Natural Resources       COM              18683k101    40019   512994 SH       Sole                                     512994
Colgate-Palmolive Co           COM              194162103     2425    30175 SH       Sole                                      30175
Commercial Metals Co.          COM              201723103     5086   306597 SH       Sole                                     306597
Con Edison Co Of NY            COM              209115104    11604   234089 SH       Sole                                     234089
Crown Cork & Seal Co Inc       COM              228368106      300     9000 SH       Sole                                       9000
CSX Corp                       COM              126408103    19331   299195 SH       Sole                                     299195
Deere & Co                     COM              244199105    31398   378065 SH       Sole                                     378065
Devon Energy Corp              COM              25179M103    49926   635921 SH       Sole                                     635921
Diageo Corp                    COM              25243Q205     1573    21156 SH       Sole                                      21156
Duke Energy Corp               COM              26441C105    17817  1000383 SH       Sole                                    1000383
Duncan Energy Partners         COM              265026104      302     9400 SH       Sole                                       9400
Enterprise Products Partners L COM              293792107    33225   798497 SH       Sole                                     798497
Exxon Mobil Corp               COM              30231G102     1504    20565 SH       Sole                                      20565
Freeport McMoran Copper & Gold COM              35671D857     8380    69777 SH       Sole                                      69777
Frontier Communications Corp   COM              35906A108    38969  4005000 SH       Sole                                    4005000
General Dynamics Corp          COM              369550108     6672    94020 SH       Sole                                      94020
General Electric Co            COM              369604103     1399    76513 SH       Sole                                      76513
General Mills Inc              COM              370334104      911    25603 SH       Sole                                      25603
H J Heinz Co                   COM              423074103     8823   178387 SH       Sole                                     178387
Hecla Mining Co                COM              422704106    43729  3883606 SH       Sole                                    3883606
Hess Corp                      COM              42809H107    30947   404328 SH       Sole                                     404328
Hugoton Royalty Trust          COM              444717102     7517   366313 SH       Sole                                     366313
Integrys Energy Group Inc      COM              45822p105     1457    30040 SH       Sole                                      30040
Intl Business Machines Corp    COM              459200101     9668    65875 SH       Sole                                      65875
Johnson & Johnson              COM              478160104     5580    90215 SH       Sole                                      90215
Kinder Morgan Energy Partners  COM              494550106     3299    46960 SH       Sole                                      46960
Linn Energy LLC                COM              536020100    31402   837615 SH       Sole                                     837615
Marathon Oil Corp              COM              565849106     4970   134226 SH       Sole                                     134226
Merck & Co Inc                 COM              58933y105    18447   511858 SH       Sole                                     511858
Mesabi Trust                   COM              590672101      926    24050 SH       Sole                                      24050
Mosaic Company                 COM              61945a107    23470   307365 SH       Sole                                     307365
New Gold Inc                   COM              644535106    47335  4849915 SH       Sole                                    4849915
Newmont Mining Corp            COM              651639106    47470   772749 SH       Sole                                     772749
Norfolk & Southern Corp        COM              655844108    11347   180630 SH       Sole                                     180630
Northrop Grumman Corp          COM              666807102     3687    56920 SH       Sole                                      56920
Novartis AG-Sponsored ADR      COM              66987V109     7242   122855 SH       Sole                                     122855
Nucor Corp                     COM              670346105    12709   290030 SH       Sole                                     290030
Occidental Petroleum Corp      COM              674599105     3811    38851 SH       Sole                                      38851
Pan American Silver Corp       COM              697900108      350     8500 SH       Sole                                       8500
Pepsico Inc                    COM              713448108     7845   120077 SH       Sole                                     120077
Permian Basin Royalty Trust    COM              714236106     9875   435810 SH       Sole                                     435810
RIO Tinto PLC                  COM              767204100      785    10960 SH       Sole                                      10960
San Juan Basin Royalty Tr      COM              798241105      750    31850 SH       Sole                                      31850
Silver Wheaton Corp            COM              828336107    32335   828260 SH       Sole                                     828260
South Jersey Industries        COM              838518108      605    11450 SH       Sole                                      11450
Southern Co                    COM              842587107     5034   131665 SH       Sole                                     131665
Spectra Energy Corp            COM              847560109      843    33753 SH       Sole                                      33753
Street Tracks Gold Trust       COM              78463v107    12346    89000 SH       Sole                                      89000
Tenaris ADR                    COM              88031M109      921    18810 SH       Sole                                      18810
Union Pacific Corp             COM              907818108     5839    63019 SH       Sole                                      63019
United Technologies            COM              913017109      535     6790 SH       Sole                                       6790
UR Energy Inc                  COM              91688R108      255    85125 SH       Sole                                      85125
Weingarten Realty SBI          COM              948741103      991    41692 SH       Sole                                      41692
Xcel Energy Inc                COM              98389B100     3640   154556 SH       Sole                                     154556
Yukon Nevada Gold Corp         COM              98849q101     5355  6227150 SH       Sole                                    6227150